Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Components Of Income Tax Provisions (Benefits)

	Year Ended December 31,
	2014	2013	2012

Reported in operating expenses:
Current:
US federal	$113	$51	$23
State	24	12	21
Deferred:
US federal	146	181	200
State	-	6	-
Amortization of investment tax credits	(3)	(3)	(4)
Total reported in operating expenses	280	247	240
Reported in other income and deductions:
Current:
US federal	(4)	(5)	(14)
State	-	-	-
Deferred federal	2	7	8
Total reported in other income and deductions	(2)	2	(6)
Total provision in lieu of income taxes	$278	$249	$234

Schedule Of Income Tax Reconciliation

	Year Ended December 31,
	2014	2013	2012

Income before provision in lieu of income taxes	$728	$681	$583
Provision in lieu of income taxes at the US federal statutory rate of 35%	$255	$238	$204
Amortization of investment tax credits – net of deferred tax effect	(3)	(3)	(4)
Amortization (under regulatory accounting) of statutory tax rate changes	(2)	(2)	(3)
Amortization of Medicare subsidy regulatory asset	14	14	14
Texas margin tax, net of federal tax benefit	16	15	14
Nondeductible losses (gains) on benefit plan investments	(2)	(3)	(2)
Other, including audit settlements	-	(10)	11
Reported provision in lieu of income taxes	$278	$249	$234
Effective rate	38.2%	36.6%	40.1%

Schedule Of Changes To Uncertain Tax Positions

	2014	2013	2012

Balance at January 1, excluding interest and penalties	$54	$144	$126
Additions based on tax positions related to prior years	-	-	18
Reductions based on tax positions related to prior years	(16)	(66)	-
Settlements with taxing authorities	(36)	(24)	-
Balance at December 31, excluding interest and penalties	$2	$54	$144